SEGMENTED INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reportable Segments [Line Items]
Sales	$ 2,110,403	$ 937,654
Interest revenue	1,186,214	161,518
Loss from operations	(37,344,256)	(9,097,431)
Net loss and comprehensive loss	(30,983,408)	(8,841,824)
Share of income (loss) from joint venture	5,753,782	(322,578)
Operating
Disclosure Of Reportable Segments [Line Items]
Sales	2,087,299	929,464
Interest revenue	266,389	65
Loss from operations	(14,545,511)	(2,749,660)
Net loss and comprehensive loss	(8,819,226)	(2,910,720)
Share of income (loss) from joint venture	5,753,782	(322,578)
Other
Disclosure Of Reportable Segments [Line Items]
Sales	23,104	8,190
Interest revenue	919,825	161,453
Loss from operations	(22,798,745)	(6,347,771)
Net loss and comprehensive loss	(22,164,182)	(5,931,104)
Share of income (loss) from joint venture	$ 0	$ 0